Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be Issued	Subscription Receivable	Retained Earnings	Total
Balance at Dec. 31, 2022	$ 3,000	$ 45,302,000		$ (25,000)	$ (18,576,000)	$ 26,704,000
Balance (in Shares) at Dec. 31, 2022	34,162,454
Common stock issued for compensation		382,000				382,000
Common stock issued for compensation (in Shares)	112,510
Restricted common stock awards issued for compensation		620,000				620,000
Restricted common stock awards issued for compensation (in Shares)	71,975
Restricted common stock awards issued for payment of service		44,000				44,000
Restricted common stock awards issued for payment of service (in Shares)	141,558
Additional paid-in capital for services contributed by the Company’s president		250,000				250,000
Cancelled common stock
Cancelled common stock (in Shares)	(72,842)
Net loss					(28,599,000)	(28,599,000)
Balance at Dec. 31, 2023	$ 3,000	46,598,000		(25,000)	(47,175,000)	(599,000)
Balance (in Shares) at Dec. 31, 2023	34,415,655
Common stock issued for cash (ATM), net of cost		1,395,000				1,395,000
Common stock issued for cash (ATM), net of cost (in Shares)	493,791
Common stock issued for vesting of RSUs		55,000				55,000
Common stock issued for vesting of RSUs (in Shares)	28,070
Warrants issued for settlement of BTC Note
Warrants issued for settlement of BTC Note (in Shares)	165,622
Common stock issued for acquisition of Akerna’s net book value		(2,256,000)				(2,256,000)
Common stock issued for acquisition of Akerna’s net book value (in Shares)	2,910,026
Cancelation of stock subscription receivable		(25,000)		25,000
Net loss					(11,744,000)	(11,744,000)
Balance at Mar. 31, 2024	$ 3,000	45,767,000			(58,180,000)	(12,410,000)
Balance (in Shares) at Mar. 31, 2024	38,013,164
Balance at Dec. 31, 2023	$ 3,000	46,598,000		(25,000)	(47,175,000)	(599,000)
Balance (in Shares) at Dec. 31, 2023	34,415,655
Common stock issued for cash (ATM), net of cost		1,395,000				1,395,000
Common stock issued for cash (ATM), net of cost (in Shares)	493,791
Common stock issued for vesting of RSUs		322,000				322,000
Common stock issued for vesting of RSUs (in Shares)	196,720
Compensation expense for market-based RSUs		312,000				312,000
Warrants issued for settlement of BTC Note
Warrants issued for settlement of BTC Note (in Shares)	165,622
Common stock issued for services		1,884,000				1,884,000
Common stock issued for services (in Shares)	1,327,527
Common stock issued for settlement of BTC Note	$ 1,000	5,072,000				5,073,000
Common stock issued for settlement of BTC Note (in Shares)	8,287,984
Warrants issued for settlement of BTC Note		3,048,000				3,048,000
Common stock issued for acquisition of Akerna’s net book value		(2,256,000)				(2,256,000)
Common stock issued for acquisition of Akerna’s net book value (in Shares)	2,921,362
Common stock issued for after the market program	$ 1,000	3,700,000				3,701,000
Common stock issued for after the market program (in Shares)	5,182,929
Cancelation of stock subscription receivable		(25,000)		25,000
Cash proceeds for registered direct offering			670,000			670,000
Net loss					(21,300,000)	(21,300,000)
Balance at Dec. 31, 2024	$ 5,000	60,050,000	670,000		(67,735,000)	(7,010,000)
Balance (in Shares) at Dec. 31, 2024	52,991,590
Revaluation of Digital asset					739,000	739,000
Revaluation of Digital asset					740,000	740,000
Proceeds for stock to be issued	$ 1,000	1,683,000	(400,000)	(33,000)		1,251,000
Proceeds for stock to be issued (in Shares)	6,866,856
Relative fair value of warrants issued		1,136,000	(270,000)	(22,000)		844,000
Cost for issuance of shares		(75,000)				(75,000)
Common stock issued for cash (ATM), net of cost		2,337,000				2,337,000
Common stock issued for cash (ATM), net of cost (in Shares)	4,565,714
Shares issued for services - Captus		248,000				248,000
Shares issued for services - Captus (in Shares)	4,083,300
Common stock issued for vesting of RSUs		773,000				773,000
Common stock issued for vesting of RSUs (in Shares)	844,244
Shares issued for services - IR		250,000				250,000
Shares issued for services - IR (in Shares)	633,333
Net loss					(6,280,000)	(6,280,000)
Balance at Mar. 31, 2025	$ 6,000	$ 66,402,000		$ (55,000)	$ (74,015,000)	$ (7,662,000)
Balance (in Shares) at Mar. 31, 2025	69,985,037